Other income / (expense), net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of the summary of amounts recorded in Other (expense) / income, net

A summary of the amounts recorded in Other income / (expense), net is as follows:

	For the year ended December 31,
	2022	2021	2020
Foreign exchange gain / (loss)	$38,289	$7,122	$(19,280)
Fair value (loss) / gain on contingent consideration	(9,075)	13,443	9,831
Fair value gain / (loss) on derivative instruments (1)	17,321	8,585	(22,463)
Interest expense, net, on related party balances	—	—	(1,554)
Fair value gain on warrant liability (2)	32,481	222,611	—
Gain on debt repurchases (3)	11,534	—	—
Other (4)	(6,772)	(12,100)	(7,339)
Other income / (expense), net	$83,778	$239,661	$(40,805)

(1)
During the year ended December 31, 2022, the Company entered into a new derivate financial instrument arrangement to mitigate interest risk on its variable-rate debt. The fair value gain on derivative instruments in the prior period related to derivative financial instruments associated with the Company's former credit facilities which were cancelled as of December 31, 2021 (See Note 10).
(2)
This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 2).
(3)
Relates to gain on repurchases of the Company's debt (See Note 9).
(4)
For the year ended December 31, 2022, Other mainly relates to the loss on waiver of related party receivables (See Note 22), derivative payments and certain banking fees.